C.20.a.iv.1 Name of fund	                SEC File numbers
Franklin Alternative Straegies Funds		811-22641
Franklin California Tax Free Income Fund	811-02790
Franklin California Tax Free Trust		811-04356
Franklin Custodian Funds			811-00537
Franklin Federal Tax Free Income Fund		811-03395
Franklin Fund Allocator Series			811-07851
Franklin Global Trust				811-10157
Franklin Gold and Precious Metals Fund		811-01700
Franklin High Income Trust			811-01608
Franklin Investors Securities Trust		811-04986
Franklin Managed Trust				811-04894
Franklin Municipal Securities Trust		811-06418
Franklin Mutual Series Funds			811-05387
Franklin New York Tax Free Income Fund		811-03479
Franklin New York Tax Free Trust		811-04787
Franklin Real Estate Securities Trust		811-08034
Franklin Strategic Mortgage Portfolio		811-07288
Franklin Strategic Series			811-06243
Franklin Tax Free Trust				811-04149
Franklin Templeton Global Trust			811-04450
Franklin Templeton International Trust		811-06336
Franklin Templeton Variable Insurance
Products Trust					811-05583
Franklin Value Investors Trust			811-05878
Templeton China World Fund			811-07876
Templeton Developing Markets Trust		811-06378
Templeton Funds					811-02781
Templeton Global Investment Trust		811-08226
Templeton Global Opportunities Trust		811-05914
Templeton Global Smaller Companies Fund		811-03143
Templeton Growth Fund Inc			811-04892
Templeton Income Trust				811-04706
Templeton Institutional Funds			811-06134